SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Carrying Amounts of assets and Liabilities of PRC Domestic Entities and PRC Domestic Entities' Subsidiaries) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 516,167	$ 354,760	$ 386,244	$ 581,010
Restricted cash, current	184,719	97,988
Short-term investments	105,843	455,184
Accounts receivable, net	120,799	49,691
Funds receivable	42,858	62,163
Commitment deposits	17,049	47,312
Prepayments and other current assets	46,582	30,161
Deferred tax assets, current	3,831	2,991
Total current assets	1,282,506	1,179,891
Non-current assets:
Property and equipment, net	220,223	217,105
Long-term investments	$ 234,070	121,292
Restricted cash, non-current		109,495
Deferred tax assets, non-current	$ 1,362	1,570
Prepayment for business acquisition	9,806	9,806
Other non-current assets	10,276	16,556
Total non-current assets	620,149	564,348
Total assets	1,902,655	1,744,239
Current liabilities:
Deferred revenue	110,342	119,042
Accrued expenses and other liabilities	318,118	221,901
Customer's refundable fees	80,184	42,392
Income tax payable	4,817	35,394
Total current liabilities	686,211	500,139
Non-current liabilities:
Other non-current liabilities	350	385
Total non-current liabilities	578,528	611,411
Total liabilities	1,264,739	1,111,550
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Current assets:
Cash and cash equivalents	87,268	28,856
Restricted cash, current	184,719	97,988
Short-term investments	472	22,774
Accounts receivable, net	56,537	$ 11,847
Funds receivable	1,251
Commitment deposits	17,049	$ 47,312
Prepayments and other current assets	31,867	20,553
Deferred tax assets, current	1,705	1,462
Total current assets	380,868	230,792
Non-current assets:
Property and equipment, net	21,840	18,166
Long-term investments	$ 153,374	120,819
Restricted cash, non-current		109,495
Deferred tax assets, non-current	$ 675	271
Prepayment for business acquisition		9,806
Other non-current assets	$ 3,774	7,814
Total non-current assets	179,663	266,371
Total assets	560,531	497,163
Current liabilities:
Deferred revenue	31,154	30,671
Accrued expenses and other liabilities	30,279	64,846
Customer's refundable fees	12,884	17,637
Income tax payable	(853)	6,742
Intercompany payable to the WOFEs	317,146	137,168
Total current liabilities	$ 390,610	257,064
Non-current liabilities:
Other non-current liabilities		4
Total liabilities	$ 390,610	257,068
Net assets	$ 169,921	$ 240,095